Average Annual Total Returns ((PIMCO All Asset Portfolio - Advisor/M Classes), (PIMCO All Asset Portfolio))	0 Months Ended
May 02, 2013
Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.04%
5 Years	5.64%
Since Inception (04/30/2004)	5.65%
Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.74%
5 Years	6.78%
Since Inception (04/30/2004)	7.43%
Advisor Class
Average Annual Return:
1 Year	14.81%
5 Years	6.19%
Since Inception (04/30/2004)	7.24%
Class M
Average Annual Return:
1 Year	14.64%
5 Years	5.96%
Since Inception (04/30/2004)	7.01%